January 8, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Rule 24f-2 Notice for Babson Value Fund, Inc.
	File Nos. 811-4114 and 2-93363

Sir or Madam:

This 24f-2 Notice is filed to make definite the shares sold by the Fund during the fiscal year ended November 30, 1995.

	(i) This notice is filed for the fiscal year ended November 30, 1995.

	(ii) No shares were registered other than pursuant to the Rule at the beginning of the fiscal year.

	(iii) No shares were registered during the fiscal year other than pursuant to Rule 24f-2.

	(iv) Aggregate sales of shares of the series during the fiscal year totaled $163,160,673.

      *(v)      Aggregate sales of shares of the series during the fiscal
      year pursuant to this Rule were $163,160,673.

	*Aggregate sales of shares      $163,160,673
	  Total redemptions during the Fiscal Year      41,154,212
	$122,006,461

		Registration Fee:       $42,071.49

All figures are computed at net asset value because Fund shares are sold without sales charge.

Attached to this Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which this Notice makes definite in amount, were legally issued, fully-paid and non-assessable.

Very truly yours,


P. Bradley Adams
Vice President & Treasurer

Enclosures




                          John G. Dyer
                         Attorney at Law
                       Three Crown Center
                 2440 Pershing Road, Suite G-15
                     Kansas City, MO   64106
                          816-471-5200
                         January 12, 1996

Babson Value Fund, Inc.
Three Crown Center
2440 Pershing Road
Kansas City, MO 64108

Gentlemen:

Babson Value Fund, Inc. (the "Fund") is a Corporation organized and existing under the laws of the State of Maryland. I am currently acting as "in house" counsel for the Fund, and it is in my capacity as in-house counsel to the Fund that I am furnishing you with this opinion.

I have examined the Certificate of Incorporation of Babson Value Fund, Inc., the Fund's Registration Statement under the Securities Act of 1933, and the Fund's Registration Statement under the Investment Company Act of 1940, as amended, both on Form N-1A; and such other documents, including the minutes of Directors and shareholders meetings, which I deem necessary or appropriate to this opinion.

The Fund is currently authorized to issue 10,000,000 shares of common capital stock all of one class. Each share has a par value of one dollar ($1.00) per share.

As of the close of the Fund's last fiscal year, November 30, 1995, there were outstanding approximately 9,230,329 shares of common capital stock.

Pursuant to Rule 24f-2, the Fund has requested this opinion in order to comply with the notice requirement of the said Rule and for the purpose of registering under the Securities Act of 1933, shares of common capital stock having a value of $163,160,673 sold by the fund during its most recent fiscal year ended November 30, 1995. Such shares were sold in accordance with the Fund's method of distributing its registered shares whereby currently effective prospectuses are made available for delivery to offerees and purchasers of shares in accordance with Section 5(b) of the Securities Act of 1933.

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Babson Value Fund, Inc.
January 12, 1996

Based upon the foregoing information and examination, it is my opinion that the Fund is a valid and subsisting Corporation under the laws of the State of Maryland, that the proposed registration of the shares of common capital stock having a value of $163,160,673 is proper, that such shares, which were issued for a consideration which was deemed by the Board of Directors consistent with the Certificate of Incorporation, are legally issued, fully-paid,and non-assessable shares, and that the holders of such shares have all the rights provided for with respect to such shares by the Certificate of Incorporation and the laws of the State of Maryland.

I hereby consent to the use of this opinion as an exhibit to the Notice under Rule 24f-2 of the Fund, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and I further consent to reference in the Prospectus of the fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

                           Sincerely,

                          John G. Dyer

                          John G. Dyer

JGD/com
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